ETFMG Treatments Testing and Advancements ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Canada - 1.7%
Biotechnology - 1.7% (b)
Arbutus Biopharma Corp. (a)	20,520	$37,346
VBI Vaccines, Inc. (a)	67,440	209,064
XBiotech, Inc. (a)	8,385	114,958
Total Biotechnology		361,368

France - 0.6%
Pharmaceuticals - 0.6%
Sanofi - ADR	2,685	137,069

Germany - 4.5%
Biotechnology - 4.5% (b)
BioNTech SE - ADR (a)	14,505	968,064

Japan - 0.6%
Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co., Ltd. - ADR	7,245	129,903

United Kingdom - 1.7%
Health Care Equipment & Supplies - 0.5%
Oxford Immunotec Global PLC (a)	7,815	101,595
Pharmaceuticals - 1.2%
AstraZeneca PLC - ADR	2,595	137,250
GlaxoSmithKline PLC - ADR	3,210	130,936
Total Pharmaceuticals		268,186
Total United Kingdom		369,781

United States - 90.5%
Biotechnology - 57.0% (b)
AbbVie, Inc.	1,440	141,379
Alnylam Pharmaceuticals, Inc. (a)	8,145	1,206,356
Arcturus Therapeutics Holdings, Inc. (a)	6,660	311,288
Assembly Biosciences, Inc. (a)	10,065	234,716
Athersys, Inc. (a)	55,710	153,760
BioCryst Pharmaceuticals, Inc. (a)	48,675	231,936
CEL-SCI Corp. (a)	10,965	163,598
Chimerix, Inc. (a)	18,150	56,265
ContraFect Corp. (a)	6,975	44,570
Cue Biopharma, Inc. (a)	8,085	198,163
Dicerna Pharmaceuticals, Inc. (a)	21,375	542,925
Dynavax Technologies Corp. (a)	30,150	267,431
Emergent BioSolutions, Inc. (a)	10,305	814,919
Enanta Pharmaceuticals, Inc. (a)	5,820	292,222
Gilead Sciences, Inc.	1,770	136,184
Hookipa Pharma, Inc. (a)	7,275	84,536
iBio, Inc. (a)	38,895	86,347
I-Mab - ADR (a)	15,975	478,611
Inovio Pharmaceuticals, Inc. (a)	46,530	1,253,984
Moderna, Inc. (a)	17,970	1,153,854
NantKwest, Inc. (a)	27,735	340,586
Novavax, Inc. (a)	15,810	1,317,764
OPKO Health, Inc. (a)	173,025	590,015
PhaseBio Pharmaceuticals, Inc. (a)	8,655	39,813
Regeneron Pharmaceuticals, Inc. (a)	225	140,321
Vaxart, Inc. (a)	22,290	197,267
Vir Biotechnology, Inc. (a)	19,695	806,904
Zai Lab, Ltd. - ADR (a)	10,365	851,277
Total Biotechnology		12,136,991
Health Care Equipment & Supplies - 8.6%
Abbott Laboratories	1,470	134,402
Co-Diagnostics, Inc. (a)	8,145	157,606
Meridian Bioscience, Inc. (a)	12,150	282,974
OraSure Technologies, Inc. (a)	20,715	240,915
Quidel Corp. (a)	4,530	1,013,542
Total Health Care Equipment & Supplies		1,829,439
Health Care Providers & Services - 9.5%
Enzo Biochem, Inc. (a)	13,185	29,534
Laboratory Corp. of America Holdings (a)	5,820	966,760
Quest Diagnostics, Inc.	9,090	1,035,897
Total Health Care Providers & Services		2,032,191
Life Sciences Tools & Services - 11.1%
Adaptive Biotechnologies Corp. (a)	17,955	868,663
Bio-Rad Laboratories, Inc. - Class A (a)	2,325	1,049,714
Luminex Corp.	13,860	450,866
Total Life Sciences Tools & Services		2,369,243
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	2,220	130,536
CorMedix, Inc. (a)	7,710	48,573
Eli Lilly and Co.	915	150,224
Johnson & Johnson	930	130,786
Merck & Co, Inc.	1,635	126,435
Paratek Pharmaceuticals, Inc. (a)	12,570	65,615
Pfizer, Inc.	3,720	121,644
SIGA Technologies, Inc. (a)	23,775	140,510
Total Pharmaceuticals		914,323
Total United States		19,282,187
TOTAL COMMON STOCKS (Cost $19,870,772)		21,248,372

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	79,353	79,353
TOTAL SHORT-TERM INVESTMENTS (Cost $79,353)		79,353

Total Investments (Cost $19,950,125) - 100.0%		21,327,725
Liabilities in Excess of Other Assets - 0.0%		(1,922)
TOTAL NET ASSETS - 100.0%		$21,325,803

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	As of June 30, 2020 the Fund had a significant portion of its assets in the Biotehcnology Industry.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,248,372	$-	$-	$21,248,372
Short Term Investments	79,353	-	-	79,353
Total Investments in Securities	$21,327,725	$-	$-	$21,327,725

^ See Schedule of Investments for classifications by country and industry